LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of balances for the operating and finance leases where the Group is the lessee

The balances for the operating and finance leases where the Group Is the lessee are presented as follows (RMB in thousands):

	2024	2025
	December 31	December 31
	RMB	RMB
Operating leases:
Operating lease liabilities - current	145,663	118,359
Operating lease liabilities - non-current	330,740	190,330
Total operating lease liabilities	476,403	308,689
Operating lease right-of-use assets, net	448,555	257,627

Financing leases:
Financing lease liabilities -current	—	5
Financing lease liabilities -non-current	—	3,360,268
Total financing lease liabilities	—	3,360,273
Financing lease right-of-use assets, net	—	3,360,273

Total right-of use assets, net	448,555	3,617,900

Schedule of components of lease expenses

(a) The components of lease expenses were as follows (RMB in thousands):

	For the years ended December 31,
	2024	2025
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	146,561	106,616
Interest of lease liabilities	17,691	25,963
Expenses for short-term lease within 12 months	7,350	29,947
Total lease cost	171,602	162,526

Schedule of supplemental cash flow information related to leases

(b) Supplemental cash flow information related to leases was as follows (RMB in thousands):

	For the years ended December 31,
	2024	2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	157,422	124,116
Operating cash outflows for finance leases	1,976	—
Financing cash outflows for finance leases	36,587	—
Total cash paid for amounts included in the measurement of lease liabilities:	195,985	124,116

Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	44,802	25,664
Financing lease liabilities	—	3,360,273
Total lease obligation accrued in exchange for right-of-use assets:	44,802	3,385,937

Schedule of supplemental balance sheet information related to leases

(c) Supplemental balance sheet information related to leases was as follows (RMB in thousands):

Operating leases:

	As of December 31,
	2024		2025
Weighted-average remaining lease term	3.80	years	2.94	years
Weighted-average discount rate	5.42%		6.10%

Financing leases:

	As of December 31,
	2024	2025
Weighted-average remaining lease term	—	18.85	years
Weighted-average discount rate	—	5.12%

Schedule of operating lease liabilities

(d) Maturities of operating lease liabilities were as follows (RMB in thousands):

Operating leases:

Year ending December 31,	RMB
Year ended December 31,
2026	132,927
2027	108,536
2028	80,092
Thereafter	14,314
Total undiscounted lease payments	335,869
Less: imputed interest	(27,180)
Total lease liabilities	308,689

Schedule of finance lease liabilities

Year ending December 31,	RMB
Year ended December 31,
2026	5
2027	5
2028	5
Thereafter	7,449,810
Total undiscounted lease payments	7,449,825
Less: imputed interest	(4,089,552)
Total lease liabilities	3,360,273